Subordinated liabilities (Tables) - Subordinated liabilities	12 Months Ended
Dec. 31, 2018
Financial liabilities
Schedule of financial liabilities

				12/31/2018
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2017	12/31/2018	in Foreign Currency	Interest Rate (%)

Tier II Subordinated Capital Notes	USD	26,054	1,546	77,093,000	5.95
Subordinated Additional Tier I Capital Notes	USD	9,831	9,809	500,000,000	8.50
Tier II Subordinated Capital Notes	USD	—	25,873	1,300,000,000	5.95
	Balance at year-end	35,885	37,228

Schedule of subordinated liabilities

	2017	2018
Beginning balance (million USD)	1,822	1,825
Issues	—	1,300
Redemptions	—	(1,223)
Transaction costs and accrued interest	3	(8)
Balance at year-end (million USD)	1,825	1,894
Exchange rate per one USD as of December 31,	19.6629	19.6512
Balance at year-end (million pesos)	35,885	37,228

Schedule of changes in financial instruments arising from financing activities

				Non-cash changes
						Foreign
	January 1,2017	Cash flows		Accrued	Transaction	exchange	December 31, 2017
Type				interest	costs	movements

Tier II Subordinated Capital Notes	27,278	(803)		825	33	(1,279)	26,054
Subordinated Additional Tier I Capital Notes	10,298	—	(*)	—	12	(479)	9,831
Balances at	37,576	(803)		825	45	(1,758)	35,885

(*) As of December 31, 2017, the Bank paid 635 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which are recognized against Accumulated reserves within Shareholders’ equity.

				Non-cash changes
						Foreign
	Beginning balance	Cash flows		Accrued	Transaction	exchange	December 31, 2018
Type				interest	costs	movements

Tier II Subordinated Capital Notes	26,054	(24,481)		826	151	(1,004)	1,546
Subordinated Additional Tier I Capital Notes	9,831	—	(*)	—	(16)	(6)	9,809
Tier II Subordinated Capital Notes	—	24,249		375	(48)	1,297	25,873
Balances at	35,885	(232)		1,201	87	287	37,228

(*) As of December 31, 2018, the Bank paid 804 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which are recognized against Accumulated reserves within Shareholders’ equity.